UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina         August 14, 2008
---------------------  -----------------------------     ------------------
     [Signature]             [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $479,769
                                        (thousands)

List of Other Included Managers:

No.  Form 13-F File Number   Name
---  ---------------------   -------------------------

 1   028-12814               Investcorp Silverback Arbitrage Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6      CLM 7      COLUMN 8

                              TITLE OF                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR    VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE   SHARED    NONE
2020 CHINACAP ACQUIRCO INC    COM               90212G109     707       95,000  SH        Shared-Defined   1             95,000
2020 CHINACAP ACQUIRCO INC    *W EXP 11/08/201  90212G117     669       90,000  SH        Shared-Defined   1             90,000
ACQUICOR TECHNOLOGY INC       NOTE 8.000%12/3   00489AAB3     910    1,400,000  PRN       Shared-Defined   1          1,400,000
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1   00763MAG3   2,305    2,500,000  PRN       Shared-Defined   1          2,500,000
ADVANCED TECHNOLOGY ACQU COR  COM               007556103   1,632      216,000  SH        Shared-Defined   1            216,000
ADVANCED TECHNOLOGY ACQU COR  *W EXP 06/18/201  007556111     905      120,000  SH        Shared-Defined   1            120,000
ALTERNATIVE ASSET MGMT ACQU   COM               02149U101   2,521      271,000  SH        Shared-Defined   1            271,000
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  02149U119     512       55,000  SH        Shared-Defined   1             55,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999   026874115     596       10,000  SH        Shared-Defined   1             10,000
AMGEN INC                     NOTE 0.125% 2/0   031162AN0  32,231   35,500,000  PRN       Shared-Defined   1         35,500,000
ARCHER DANIELS MIDLAND CO     UNIT 99/99/9999   039483201  13,224      301,000  SH        Shared-Defined   1            301,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8   3,433    4,000,000  PRN       Shared-Defined   1          4,000,000
ATHEROGENICS INC              NOTE 1.500% 2/0   047439AD6     800   10,000,000  PRN       Shared-Defined   1         10,000,000
BANK OF AMERICA CORPORATION   COM               060505104     525       22,000  SH        Shared-Defined   1             22,000
CADENCE DESIGN SYSTEM INC     NOTE 8/1          127387AB4   4,979    5,000,000  PRN       Shared-Defined   1          5,000,000
CAPITOL ACQUISITION CORP DEL  COM               14055E104   1,114      119,000  SH        Shared-Defined   1            119,000
CAPITOL ACQUISITION CORP DEL  *W EXP 11/08/201  14055E112     840       90,000  SH        Shared-Defined   1             90,000
CARNIVAL CORP                 DBCV 2.000% 4/1   143658AN2   8,159    8,000,000  PRN       Shared-Defined   1          8,000,000
CARNIVAL CORP                 DBCV 4/2          143658AV4  12,769       20,000  PRN       Shared-Defined   1             20,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1   5,164    5,000,000  PRN       Shared-Defined   1          5,000,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3   1,898    8,250,000  PRN       Shared-Defined   1          8,250,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9  10,240   20,000,000  PRN       Shared-Defined   1         20,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3  12,400    7,000,000  PRN       Shared-Defined   1          7,000,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6   6,781    4,700,000  PRN       Shared-Defined   1          4,700,000
COLUMBUS ACQUISITION CORP     *W EXP 05/18/201  198851115     515       67,000  SH        Shared-Defined   1             67,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3   1,137    1,500,000  PRN       Shared-Defined   1          1,500,000
COOPER COS INC                DBCV 2.625% 7/0   216648AG0   4,189    4,175,000  PRN       Shared-Defined   1          4,175,000
CV THERAPEUTICS INC           NOTE 2.750% 5/1   126667AF1  14,866   18,400,000  PRN       Shared-Defined   1         18,400,000
DST SYS INC DEL               DBCV 3.625% 8/1   233326AD9  31,098   27,000,000  PRN       Shared-Defined   1         27,000,000
ENCORE CAP GROUP INC          NOTE 3.375% 9/1   292554AB8   3,854    5,100,000  PRN       Shared-Defined   1          5,100,000
ENDO PHARMACEUTICALS HLDGS I  NOTE 1.750% 4/1   29264FAA4   5,473    5,500,000  PRN       Shared-Defined   1          5,500,000
EVERGREEN SOLAR INC           COM               30033R108     400       41,000  SH        Shared-Defined   1             41,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717   5,409      404,000  SH        Shared-Defined   1            404,000
GLOBAL CONSUMER ACQST CORP    COM               378983100   1,844      200,000  SH        Shared-Defined   1            200,000
GLOBAL CONSUMER ACQST CORP    *W EXP 11/27/201  378983118   1,567      170,000  SH        Shared-Defined   1            170,000
GOLDEN POND HEALTHCARE INC    COM               38116J109     368       50,000  SH        Shared-Defined   1             50,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117     368       50,000  SH        Shared-Defined   1             50,000
GSC ACQUISITION COMPANY       COM               40053G106   2,588      275,000  SH        Shared-Defined   1            275,000
GSC ACQUISITION COMPANY       *W EXP 06/25/201  40053G114   1,142      121,500  SH        Shared-Defined   1            121,500
HASBRO INC                    DBCV 2.750%12/0   418056AN7  19,977   12,000,000  PRN       Shared-Defined   1         12,000,000
HCC INS HLDGS INC             NOTE 1.300% 4/0   404132AB8  10,537   10,000,000  PRN       Shared-Defined   1         10,000,000
HICKS ACQUISITION CO I INC    COM               429086309   1,313      141,000  SH        Shared-Defined   1            141,000
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  429086127     975      105,000  SH        Shared-Defined   1            105,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9   5,953    7,000,000  PRN       Shared-Defined   1          7,000,000
JAZZ TECHNOLOGIES INC         *W EXP 03/15/201  47214E110     230      191,500  SH        Shared-Defined   1            191,500
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1   9,638   10,000,000  PRN       Shared-Defined   1         10,000,000
KAYDON CORP                   NOTE 4.000% 5/2   486587AB4  13,293    7,500,000  PRN       Shared-Defined   1          7,500,000
KBL HEALTHCARE ACQUIS CORP I  COM               48241N107   1,788      240,000  SH        Shared-Defined   1            240,000
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201  48241N115   1,118      150,000  SH        Shared-Defined   1            150,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8   4,833    6,000,000  PRN       Shared-Defined   1          6,000,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2   3,378    4,000,000  PRN       Shared-Defined   1          4,000,000
LAMAR ADVERTISING CO          NOTE 2.875%12/3   512815AG6   4,972    5,000,000  PRN       Shared-Defined   1          5,000,000
LEHMAN BROS HLDGS INC         COM               524908100   2,538      128,000  SH        Shared-Defined   1            128,000
LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1   52729NBA7   5,109    6,000,000  PRN       Shared-Defined   1          6,000,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2   4,177    6,750,000  PRN       Shared-Defined   1          6,750,000
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0   7,294    8,000,000  PRN       Shared-Defined   1          8,000,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8  19,515   20,000,000  PRN       Shared-Defined   1         20,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0   4,521    8,750,000  PRN       Shared-Defined   1          8,750,000
MEDIA & ENTMT HOLDINGS INC    COM               58439W108     850      112,000  SH        Shared-Defined   1            112,000
MEDIA & ENTMT HOLDINGS INC    *W EXP 03/09/201  58439W116   1,064      140,000  SH        Shared-Defined   1            140,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2  11,148   12,000,000  PRN       Shared-Defined   1         12,000,000
MYLAN INC                     PFD CONV          628530206     218      250,000  SH        Shared-Defined   1            250,000
NABORS INDS INC               NOTE 0.940% 5/1   629568AP1   6,760    5,500,000  PRN       Shared-Defined   1          5,500,000
NATIONAL CITY CORP            NOTE 4.000% 2/0   635405AW3   6,946    8,500,000  PRN       Shared-Defined   1          8,500,000
NATIONAL RETAIL PROPERTIES I  NOTE 5.125% 6/1   637417AC0   9,759   10,000,000  PRN       Shared-Defined   1         10,000,000
NTR ACQUISITION CO            COM               629415100     882       91,000  SH        Shared-Defined   1             91,000
NTR ACQUISITION CO            *W EXP 06/28/201  629415118   1,258      130,000  SH        Shared-Defined   1            130,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AE5   5,430    4,932,000  PRN       Shared-Defined   1          4,932,000
OVERTURE ACQUISITION CORP     SHS               G6830P100   1,850      200,000  SH        Shared-Defined   1            200,000
OVERTURE ACQUISITION CORP     *W EXP 01/30/201  G6830P118   1,850      200,000  SH        Shared-Defined   1            200,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1   4,696    6,000,000  PRN       Shared-Defined   1          6,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307  25,179      436,000  SH        Shared-Defined   1            436,000
RENAISSANCE ACQUISITION CORP  COM               75966C305   1,073      186,000  SH        Shared-Defined   1            186,000
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201  75966C115   1,023      177,300  SH        Shared-Defined   1            177,300
RICHARDSON ELECTRS LTD        NOTE 7.750%12/1   763165AE7   2,106    2,500,000  PRN       Shared-Defined   1          2,500,000
SEPRACOR INC                  NOTE 10/1         817315AW4   4,583    5,000,000  PRN       Shared-Defined   1          5,000,000
SPDR SERIES TRUST             KBW BK ETF        78464A797   5,882      205,000  SH        Shared-Defined   1            205,000
TAILWIND FINL INC             COM               874023104     117       15,000  SH        Shared-Defined   1             15,000
TAILWIND FINL INC             *W EXP 04/11/201  874023112     975      125,000  SH        Shared-Defined   1            125,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9  15,510   15,000,000  PRN       Shared-Defined   1         15,000,000
TIME WARNER INC               COM               887317105     148       10,000  SH        Shared-Defined   1             10,000
TIME WARNER INC               COM               887317105   3,148      212,700  SH   PUT  Shared-Defined   1            212,700
TIME WARNER INC               COM               887317105   2,313      156,300  SH   PUT  Shared-Defined   1            156,300
TIME WARNER INC               COM               887317105   7,400      500,000  SH   PUT  Shared-Defined   1            500,000
TRANSFORMA ACQUISITION GROUP  COM               89366E100   1,388      178,000  SH        Shared-Defined   1            178,000
TRANSFORMA ACQUISITION GROUP  *W EXP 12/19/201  89366E118     412       52,700  SH        Shared-Defined   1             52,700
TRANS-INDIA ACQUISITION CORP  COM               893237107     457       60,000  SH        Shared-Defined   1             60,000
TRANS-INDIA ACQUISITION CORP  *W EXP 02/08/201  893237115   1,431      187,500  SH        Shared-Defined   1            187,500
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AV1  10,171    9,000,000  PRN       Shared-Defined   1          9,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AW9   1,139    1,000,000  PRN       Shared-Defined   1          1,000,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6   4,330    4,500,000  PRN       Shared-Defined   1          4,500,000
TRIPLECROWN ACQUISITION CORP  COM               89677G109   2,760      301,000  SH        Shared-Defined   1            301,000
TRIPLECROWN ACQUISITION CORP  *W EXP 10/22/201  89677G117   1,376      150,000  SH        Shared-Defined   1            150,000
UNION STREET ACQ CORP         COM               908536105   1,757      226,000  SH        Shared-Defined   1            226,000
UNION STREET ACQ CORP         *W EXP 02/05/201  908536113     967      124,500  SH        Shared-Defined   1            124,500
VICTORY ACQUISITION CORP      COM               92644D100     752       79,000  SH        Shared-Defined   1             79,000
VICTORY ACQUISITION CORP      *W EXP 04/24/201  92644D118     857       90,000  SH        Shared-Defined   1             90,000
WASHINGTON MUT INC            COM               939322103     197       40,000  SH        Shared-Defined   1             40,000
WASHINGTON MUT INC            COM               939322103      98       20,000  SH   CALL Shared-Defined   1             20,000
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1   942683AC7   5,737    6,000,000  PRN       Shared-Defined   1          6,000,000
XL CAP LTD                    CL A              G98255105     103        5,000  SH   CALL Shared-Defined   1              5,000
XL CAP LTD                    CL A              G98255105   1,505       73,200  SH   CALL Shared-Defined   1             73,200
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3     873    1,000,000  PRN       Shared-Defined   1          1,000,000




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